Customer Deposits	12 Months Ended
Sep. 30, 2012
Customer Deposits
Customer Deposits
NOTE – 10	CUSTOMER DEPOSITS
As of September 30, 2012 and 2011, the Company had customer deposits of $30,434 and $24,727, respectively, representing payments received for orders not yet shipped.